Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	25,413,919	751,028
Common stock, shares outstanding	25,413,919	751,028